SHARE-BASED COMPENSATION - Information for Restricted Shares (Detail) - Restricted shares [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 6.30	$ 5.74	$ 7.24
Grant date fair value of restricted shares vested	$ 9,236	$ 2,751	$ 3,809
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 0.16	$ 0.00	$ 0.08
Grant date fair value of restricted shares vested	$ 454	$ 3,280	$ 6,989